UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number 811-21549
                                                 -------------------

                          ENERGY INCOME AND GROWTH FUND
               -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
               -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
               -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                   Date of fiscal year end: NOVEMBER 30, 2004
                                           ------------------

                    Date of reporting period: AUGUST 31, 2004
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

Energy Income and Growth Fund
Portfolio of Investments
August 31, 2004 (Unaudited)


                                                                     MARKET
      SHARES                                                         VALUE
   ------------                                                   ------------

MASTER LIMITED PARTNERSHIPS - 90.8%
                  OIL & GAS - 76.1%
    131,300       Atlas Pipeline Partners, L.P.                $       4,693,975
     89,576       Buckeye Partners, L.P.                               3,748,756
    238,572       Crosstex Energy, L.P.                                6,796,916
    116,057       Enbridge Energy Partners, L.P.                       5,641,531
    369,026       Enterprise Product Partners, L.P.                    8,225,590
    190,169       GulfTerra Energy Partners, L.P.                      7,637,187
    250,000       Holly Energy Partners, L.P.                          7,200,000
    107,512       Kaneb Pipeline Partners, L.P.                        5,321,844
    219,571       Kinder Morgan Energy Partners, L.P.                  9,775,301
    115,965       Magellan Midstream Partners, L.P.                    6,064,970
        500       Markwest Energy Partners, L.P.                          22,010
    144,928       Markwest Energy Partners, L.P. +                     5,837,453
    182,274       Northern Border Partners, L.P.                       7,363,870
    202,843       Pacific Energy Partners, L.P.                        5,738,428
    351,956       Plains All American Pipeline, L.P.                  11,723,654
    79,834        Sunoco Logistics Partners, L.P.                      3,074,407
    286,432       TEPPCO Partners, L.P.                               11,425,773
    155,595       Valero, L.P.                                         8,300,993
                                                               --------------------
                                                                     118,592,658
                                                               --------------------
                  COAL - 7.2%
    160,345       Alliance Resource Partners, L.P.                     7,885,767
     84,169       Natural Resource Partners, L.P.                      3,362,552
                                                               --------------------
                                                                      11,248,319
                                                               --------------------
                  UTILITIES - 7.0%
    340,886       Inergy, L.P.                                         8,372,160
    118,741       Star Gas Partners, L.P.                              2,494,748
                                                               --------------------
                                                                      10,866,908
                                                               --------------------
                  CHEMICALS - 0.5%
     25,477       Martin Midstream Partners, L.P.                        714,630
                                                               --------------------

                  TOTAL MASTER LIMITED PARTNERSHIPS                  141,422,515
                                                               --------------------
                  (Cost $136,929,241)

COMMON STOCKS - 11.2%

                  ENERGY - 6.5%
     31,700       BP PLC, Sponsored ADR ++                             1,702,290
     27,000       ChevronTexaco Corp. ++                               2,632,500
     84,000       Exxon Mobil Corp. ++                                 3,872,400
     31,400       Kinder Morgan, Inc. ++                               1,899,700
                                                               --------------------
                                                                      10,106,890
                                                               --------------------
                  CAPITAL GOODS - 3.3%
     34,700       Emerson Electric Company ++                          2,160,075
     89,200       General Electric Company ++                          2,924,868
                                                               --------------------
                                                                       5,084,943
                                                               --------------------
                  UTILITIES - 1.4%
    100,000       Duke Energy Corp. ++                                 2,214,000
                                                               --------------------

                  TOTAL COMMON STOCKS                                 17,405,833
                                                               --------------------
                  (Cost $16,964,294)

Portfolio of Investments
August 31, 2004 (Unaudited)

                                                                     MARKET
                                                                     VALUE
                                                                  ------------

                  TOTAL INVESTMENTS - 102.0%                   $     158,828,348
                  (Cost $153,893,535)**

                  CALL OPTIONS WRITTEN - (0.5%)                         (814,495)
                  (Premiums received $848,807)

                  NET OTHER ASSETS & LIABILITIES - (1.5%)             (2,260,022)
                                                               --------------------
                  NET ASSETS - 100.0%                          $     155,753,831
                                                               ====================

-------------------------------------------------------------------------------------
                 *    Non-income producing security.
                **    Aggregate cost for federal tax purposes.
                 +    Security is a private placement.
                 ++   Securities or partial securities on which call options were written.
               ADR    American Depository Receipt




 NUMBER OF                                                            MARKET
 CONTRACTS                                                            VALUE
-----------                                                       ------------

CALL OPTIONS WRITTEN - (0.5%)
        317       BP PLC Call
                  @ 60 due Jan 06                              $         (69,740)
                                                               --------------------
                  ChevronTexaco Corp. Call
         90       @ 100 due Mar 05                                       (31,500)
        180       @ 105 due Jan 06                                       (81,000)
                                                               --------------------
                                                                        (112,500)
                                                               --------------------
      1,000       Duke Energy Corp. Call
                  @ 22.5 due Jan 06                                     (200,000)
                                                               --------------------
                  Emerson Electric Company Call
        107       @ 65 due Dec 04                                        (15,515)
        240       @ 70 due Jan 06                                        (69,600)
                                                               --------------------
                                                                         (85,115)
                                                               --------------------
                  Exxon Mobil Corp. Call
        382       @ 47.5 due Jan 05                                      (42,020)
        458       @ 50 due Jan 06                                        (93,890)
                                                               --------------------
                                                                        (135,910)
                                                               --------------------
                  General Electric Company Call
        262       @ 32.5 due Dec 04                                      (35,370)
        630       @ 35 due Jan 06                                       (129,150)
                                                               --------------------
                                                                        (164,520)
                                                               --------------------
         85       Kinder Morgan, Inc. Call
                  @ 65 due Feb 05                                         (8,925)
        229       @ 70 due Jan 06                                        (37,785)
                                                               --------------------
                                                                         (46,710)
                                                               --------------------

                  TOTAL CALL OPTIONS WRITTEN                            (814,495)
                                                               --------------------
                  (Premiums received $848,807)


                   Notes to Quarterly Portfolio of Investments
                           August 31, 2004 (Unaudited)



1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The Fund will determine the net asset value of its Common Shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) no less frequently than weekly on Friday of each week. Net asset value is computed by dividing the value of all assets of the Fund (including option premiums, accrued interest and dividends), less all Fund liabilities (including accrued expenses, dividends payable, current and deferred income taxes, any borrowings of the Fund and the market value of written call options) and the liquidation value of any outstanding Preferred Shares, by the total number of shares outstanding. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax liability. From time to time the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the net asset value of the Fund would likely fluctuate.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Short-term investments that mature in 60 days or less are valued at amortized cost.

Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.

OPTION CONTRACTS:

The Fund may enter into various hedging and strategic transactions to seek to reduce interest rate risks arising from any use of Financial Leverage by the Fund, to facilitate portfolio management and mitigate risks.

Call options are contracts representing the right to purchase a common stock at a specified price (the "strike price") at a specified future date (the "expiration date"). The price of the option is determined from trading activity in the broad options market, and generally reflects the relationship between the current market price for the underlying common stock and the strike price, as well as the time remaining until the expiration date. The Fund will write call options only if they are "covered." In the case of a call option on a common stock or other security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser (in accordance with procedures established by the Board of Trustees) in such amount are segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund.

                   Notes to Quarterly Portfolio of Investments
                     August 31, 2004 (Continued) (Unaudited)


If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid at the time the option expires. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

2. UNREALIZED APPRECIATION/(DEPRECIATION)

On August 31, 2004, net unrealized appreciation for Federal tax purposes was $4,934,813 consisting of $5,622,201 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $687,388 aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

3. SUBSEQUENT EVENT

The Fund held 118,741 shares of Star Gas Partners, L.P. at August 31, 2004, with a market value of $2,494,748, or $21.01 per share. Over the period of September 1 through October 19, all shares of Star Gas Partners were sold by the Fund at an average sale price of $21.16 per share.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ENERGY INCOME AND GROWTH FUND
            --------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                           -----------------------------------------------------
                           James A. Bowen, President and Chief Executive Officer (principal executive officer)

Date OCTOBER 28, 2004
    ----------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, President and Chief Executive Officer (principal executive officer)

Date OCTOBER 28, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date OCTOBER 28, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.